Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Contractual Commitments
Total minimum supply payments, measured at nominal value, according to the contract, are:

	2019	2018	2017
Less than one year	17,918	1,268	1,406
Between one and five years	13,160	4,940	-

Total	31,078	6,208	1,406